Investments Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0	$ 0
Gain (Loss) on Derivative Instruments, Net, Pretax	0	(20,000,000)	$ (20,700,000)
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Derivative [Line Items]
Derivative, Notional Amount	31,000,000	370,000,000	18,000,000	$ 350,000,000
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Gain (Loss) on Derivative Instruments, Net, Pretax	0	(1,300,000)	200,000
Non-hedging Instruments | Interest Rate Swaps
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Non-hedging Instruments | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Derivative, Notional Amount	0	0	750,000,000
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Gain (Loss) on Derivative Instruments, Net, Pretax	0	0	(23,400,000)
Non-hedging Instruments | Future [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Closed Positions [Member] | Non-hedging Instruments | Interest Rate Swaps
Derivative [Line Items]
Derivative, Notional Amount	0	750,000,000	0
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Gain (Loss) on Derivative Instruments, Net, Pretax	0	(19,000,000)	0
Closed Positions [Member] | Non-hedging Instruments | Future [Member]
Derivative [Line Items]
Derivative, Notional Amount	0	135,000,000	691,000,000
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 0	$ 300,000	$ 2,500,000